Non-controlling interests	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Non-controlling interests

26.	Non-controlling interests

Non-controlling interests" refer to the net value of the equity equivalence of the portion of profit or loss attributable to equity instruments that do not belong, directly or indirectly, to the Bank, including the portion of annual profit attributed to subsidiaries.

a) Composition

The balance of the "Non-controlling Interests" line item is detailed below:

Thousand of Reais	2025	2024

Total	1,379,614	335,447
Rojo Entretenimento S.A.	9,385	11,226
Banco Hyundai Capital	380,036	324,819
Fit Economia de Energia S.A.	(20,682)	(4,382)
América Gestão Serviços em Energia S.A.	3,056	3,784
Santander SBAC II Renda Fixa Curto Prazo	1,007,819	—

Thousand of Reais	2025	2024

Profit attributable to non-controlling interests	199,088	48,257
Comprising:
Rojo Entretenimento S.A.	682	977
Banco Hyundai Capital	81,814	61,493
Return Capital Gestão de Ativos e Participações S.A.	-	(6,287)
Solution 4Fleet Consultoria Empresarial S.A.	-	416
Fit Economia de Energia S.A.	(13,130)	(7,272)
América Gestão Serviços em Energia S.A.	(1,864)	(1,070)
Santander SBAC II Renda Fixa Curto Prazo	131,586	—

b) Changes

The changes in the balance of "Non-controlling interests" are summarized in the table below:

	2025	2024	2023
Thousand of Reais
Balance at the beginning of the fiscal year	335,447	403,350	497,342
Incorporation / Acquisition	876,232	(112,710)	(134,214)
Dividends paid / Interest on Capital	-	-	(6,790)
Profit attributable to non-controlling interests	199,088	48,257	49,499
Others	(31,153)	(3,450)	(2,487)
Balance at the end of the fiscal year	1,379,614	335,447	403,350